Financial Instruments and Related Disclosures - Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Cash Flow Hedges [member] | Variability in cash flows from a highly probable forecast transaction [member]
Disclosure of detailed information about hedged items [line items]
Periodic change in value for calculating hedge ineffectiveness	£ (2)	£ 1
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	2	(1)
Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied	0
Cash Flow Hedges [member] | Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued [member]
Disclosure of detailed information about hedged items [line items]
Periodic change in value for calculating hedge ineffectiveness	(3)
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	2
Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied	0
Net Investment Hedges [member]
Disclosure of detailed information about hedged items [line items]
Periodic change in value for calculating hedge ineffectiveness	617	(1,117)
Balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	(1,120)	£ (873)
Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied	£ 0
Foreign Exchange Contracts [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional value	167,000,000	160,000,000
Carrying value	£ 5	£ (3)
Periodic change in value for calculating hedge ineffectiveness	£ 5	£ (1)
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Buy Foreign Currency Less than 3 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.23	1.32
Foreign currency	USD	USD
Notional value	100,000,000	89,000,000
Carrying value	£ 2	£ (2)
Periodic change in value for calculating hedge ineffectiveness	£ 2
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Buy Foreign Currency 3 to 6 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.16	1.17
Foreign currency	EUR	EUR
Notional value	50,000,000	48,000,000
Carrying value	£ 2	£ (1)
Periodic change in value for calculating hedge ineffectiveness	£ 2	£ (1)
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Buy Foreign Currency over 6 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.15	1.17
Foreign currency	EUR	EUR
Notional value	24,000,000	23,000,000
Carrying value	£ 1
Periodic change in value for calculating hedge ineffectiveness	£ 1
Foreign Exchange Contracts [member] | Cash Flow Hedges [member] | Sell Foreign Currency Less than 3 months [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.14
Foreign currency	EUR
Notional value	(7,000,000)
Foreign Exchange Contracts [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedged items [line items]
Notional value	13,981,000,000	10,719,000,000
Carrying value	£ (6,851)	£ (5,176)
Periodic change in value for calculating hedge ineffectiveness	£ (617)	£ 1,118
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.14	1.18
Foreign currency	EUR	EUR
Notional value	6,559,000,000	5,348,000,000
Carrying value	£ (103)	£ 58
Periodic change in value for calculating hedge ineffectiveness	£ (317)	£ 578
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | SGD [Member]
Disclosure of detailed information about hedged items [line items]
Foreign currency		SGD
Periodic change in value for calculating hedge ineffectiveness		£ 55
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency Less than 3 months [member] | Japanese Yen [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	160.9	155.19
Foreign currency	JPY	JPY
Notional value	194,000,000	121,000,000
Carrying value	£ (3)
Periodic change in value for calculating hedge ineffectiveness	£ (9)	£ 15
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency over 6 months [member] | SGD [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.59
Foreign currency	SGD
Notional value	174,000,000
Carrying value	£ 2
Periodic change in value for calculating hedge ineffectiveness	£ 1
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Sell Foreign Currency over 6 months [member] | CAD [Member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.57
Foreign currency	CAD
Notional value	270,000,000
Carrying value	£ 18
Periodic change in value for calculating hedge ineffectiveness	£ 15
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Borrowings Less than 3 months [member]
Disclosure of detailed information about hedged items [line items]
Foreign currency		EUR
Notional value		252,000,000
Carrying value		£ (252)
Periodic change in value for calculating hedge ineffectiveness		£ 11
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Borrowings Less than 3 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Foreign currency	EUR
Notional value	293,000,000
Carrying value	£ (293)
Periodic change in value for calculating hedge ineffectiveness	£ (4)
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Borrowing 3 to 6 months [Member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Foreign currency	EUR
Notional value	150,000,000
Carrying value	£ (150)
Periodic change in value for calculating hedge ineffectiveness	£ (3)
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Borrowings Over 6 months [member]
Disclosure of detailed information about hedged items [line items]
Foreign currency		EUR
Notional value		4,998,000,000
Carrying value		£ (4,982)
Periodic change in value for calculating hedge ineffectiveness		£ 459
Foreign Exchange Contracts [member] | Net Investment Hedges [member] | Borrowings Over 6 months [member] | EURO [Member]
Disclosure of detailed information about hedged items [line items]
Foreign currency	EUR
Notional value	6,341,000,000
Carrying value	£ (6,322)
Periodic change in value for calculating hedge ineffectiveness	£ (300)